Related parties - Management compensation (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Short-term benefits
Salary or compensation	R$ 7,757	R$ 14,155
Direct and indirect benefits	304	328
Bonus	3,753	11,999
Total Short-term benefits	11,814	26,482
Long-term benefits
Share-based compensation plan	11,870	26,821
Total Long-term benefits	11,870	26,821
Total	31,184	77,522
Disclosure of Transactions Between Related Parties [Line Items]
Social security contributions	R$ 7,500	R$ 24,219